Accounts Payable and Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued liabilities	$ 683	$ 619
Accounts payable	295	255
Regulatory liabilities (Note 12)	139	10
Accrued interest	120	124
Environmental liabilities (Note 20)	25	34
Lease obligations (Note 22)	12	14
Derivative liabilities (Note 17)	0	8
Total	$ 1,274	$ 1,064